Property and equipment - Changes in property and equipment balances (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes in property and equipment balances
Balance, beginning of period	R$ 3,440.0
Balance, end of period	3,325.5
Leasehold improvements
Changes in property and equipment balances
Balance, beginning of period	67.4
Balance, end of period	71.6
Equipment and facilities
Changes in property and equipment balances
Balance, beginning of period	41.0
Balance, end of period	45.8
Vehicles
Changes in property and equipment balances
Balance, beginning of period	0.2
Balance, end of period	0.4
Furniture and fixtures
Changes in property and equipment balances
Balance, beginning of period	8.6
Balance, end of period	8.5
Aircraft equipment
Changes in property and equipment balances
Balance, beginning of period	547.7
Balance, end of period	647.8
Aircraft and engines
Changes in property and equipment balances
Balance, beginning of period	2,626.4
Balance, end of period	2,357.0
Advance payments for acquisition of aircrafts
Changes in property and equipment balances
Balance, beginning of period	100.4
Balance, end of period	148.9
Construction in progress
Changes in property and equipment balances
Balance, beginning of period	48.3
Balance, end of period	45.5
Gross carrying amount
Changes in property and equipment balances
Balance, beginning of period	4,117.4
Acquisitions	645.5
Disposals/Write-offs	(640.5)
Balance, end of period	4,122.4
Gross carrying amount | Leasehold improvements
Changes in property and equipment balances
Balance, beginning of period	97.3
Acquisitions	17.7
Transfers	2.9
Balance, end of period	117.9
Gross carrying amount | Equipment and facilities
Changes in property and equipment balances
Balance, beginning of period	95.2
Acquisitions	17.8
Disposals/Write-offs	(0.2)
Balance, end of period	112.8
Gross carrying amount | Vehicles
Changes in property and equipment balances
Balance, beginning of period	2.6
Acquisitions	0.3
Disposals/Write-offs	(1.7)
Balance, end of period	1.2
Gross carrying amount | Furniture and fixtures
Changes in property and equipment balances
Balance, beginning of period	15.7
Acquisitions	1.5
Balance, end of period	17.2
Gross carrying amount | Aircraft equipment
Changes in property and equipment balances
Balance, beginning of period	741.0
Acquisitions	180.5
Disposals/Write-offs	(18.0)
Transfers	5.2
Balance, end of period	908.7
Gross carrying amount | Aircraft and engines
Changes in property and equipment balances
Balance, beginning of period	3,016.9
Acquisitions	352.0
Disposals/Write-offs	(615.3)
Transfers	16.6
Balance, end of period	2,770.2
Gross carrying amount | Advance payments for acquisition of aircrafts
Changes in property and equipment balances
Balance, beginning of period	100.4
Acquisitions	53.8
Disposals/Write-offs	(5.3)
Balance, end of period	148.9
Gross carrying amount | Construction in progress
Changes in property and equipment balances
Balance, beginning of period	48.3
Acquisitions	21.9
Transfers	(24.7)
Balance, end of period	45.5
Accumulated depreciation
Changes in property and equipment balances
Balance, beginning of period	(677.4)
Depreciation for the year	262.5
Disposals/Write-offs	(143.0)
Balance, end of period	(796.9)
Accumulated depreciation | Leasehold improvements
Changes in property and equipment balances
Balance, beginning of period	(29.9)
Depreciation for the year	(16.4)
Balance, end of period	(46.3)
Accumulated depreciation | Equipment and facilities
Changes in property and equipment balances
Balance, beginning of period	(54.2)
Depreciation for the year	(12.9)
Disposals/Write-offs	0.1
Balance, end of period	(67.0)
Accumulated depreciation | Vehicles
Changes in property and equipment balances
Balance, beginning of period	(2.4)
Depreciation for the year	(0.1)
Disposals/Write-offs	1.7
Balance, end of period	(0.8)
Accumulated depreciation | Furniture and fixtures
Changes in property and equipment balances
Balance, beginning of period	(7.1)
Depreciation for the year	(1.6)
Balance, end of period	(8.7)
Accumulated depreciation | Aircraft equipment
Changes in property and equipment balances
Balance, beginning of period	(193.3)
Depreciation for the year	(71.1)
Disposals/Write-offs	3.5
Balance, end of period	(260.9)
Accumulated depreciation | Aircraft and engines
Changes in property and equipment balances
Balance, beginning of period	(390.5)
Depreciation for the year	(160.4)
Disposals/Write-offs	137.7
Balance, end of period	R$ (413.2)
Minimum | Heavy maintenance - engine
Changes in property and equipment balances
Average useful life	P5Y
Maximum | Heavy maintenance - engine
Changes in property and equipment balances
Average useful life	P6Y